May 17, 2019

Alta Quality Growth Fund

Institutional Shares – AQLGX

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Statement of Additional Information dated December 19, 2018

The Statement of Additional Information (“SAI”) dated December 19, 2018, of the Alta Quality Growth Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Effective May 3, 2019, Mr. Martin R. Dean was appointed Interim Chief Compliance Officer of the Trust. Accordingly, the table titled “Officers” in the section titled “Trustees and Officers” should be updated to reflect Mr. Dean’s information, in place of Mr. Brandon Kipp’s information, on page 19 of the SAI as detailed below.

TRUSTEES AND OFFICERS

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean Age: 55 INTERIM CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); Chief Compliance Officer, Dupree Mutual Funds (since August 2017); Interim Chief Compliance Officer, Valued Advisers Trust (since May 2019); and Chief Compliance Officer, Fenimore Asset Management Trust (since May 2019).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013).

Further Information

For further information, please contact the Fund toll-free at 1-800-957-0681. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.altacapitalfunds.com.

Investors Should Retain this Supplement for Future Reference.

May 17, 2019

Canterbury Portfolio Thermostat Fund

Institutional Shares – CAPTX

Investor Shares – CAPPX

A series of the Capitol Series Trust (the “Trust”)

Supplement to Statement of Additional Information dated August 28, 2018

The Statement of Additional Information (“SAI”) dated August 28, 2018, of the Canterbury Portfolio Thermostat Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Effective May 3, 2019, Mr. Martin R. Dean was appointed Interim Chief Compliance Officer of the Trust. Accordingly, the table titled “Officers” in the section titled “Trustees and Officers” should be updated to reflect Mr. Dean’s information, in place of Mr. Brandon Kipp’s information, on page 47 of the SAI as detailed below.

TRUSTEES AND OFFICERS

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean Age: 55 INTERIM CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); Chief Compliance Officer, Dupree Mutual Funds (since August 2017); Interim Chief Compliance Officer, Valued Advisers Trust (since May 2019); and Chief Compliance Officer, Fenimore Asset Management Trust (since May 2019).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013).

Further Information

For further information, please contact the Fund toll-free at 1-844-838-2121. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above, or by visiting the Fund’s website at www.canterburyfunds.com.

Investors Should Retain this Supplement for Future Reference.

May 17, 2019

Fuller & Thaler Behavioral Small-Cap	Fuller & Thaler Behavioral Unconstrained
Equity Fund	Equity Fund
A Shares – FTHAX	A Shares – [*]
C Shares – FTYCX	Investor Shares - [*]
Investor Shares – FTHNX	Institutional Shares - FTZIX
Institutional Shares – FTHSX	R6 Shares – FTZFX
R6 Shares – FTHFX

Fuller & Thaler Behavioral Small-Cap	Fuller & Thaler Behavioral Small–Mid Core
Growth Fund	Equity Fund
A Shares – FTXAX	A Shares – [*]
C Shares – FTXCX	Investor Shares - [*]
Investor Shares – FTXNX	Institutional Shares - FTSIX
Institutional Shares – FTXSX	R6 Shares - [*]
R6 Shares – FTXFX

Fuller & Thaler Behavioral Mid-Cap	Fuller & Thaler Behavioral Micro-Cap
Value Fund	Equity Fund
A Shares – [*]	A Shares – [*]
Investor Shares – FTVNX	Investor Shares - [*]
Institutional Shares – FTVSX	Institutional Shares - FTMSX
R6 Shares – FTVZX	R6 Shares - [*]

*	Shares listed above denoted with (*) will be registered and offered for sale at a later date.

Each a series of the Capitol Series Trust (the “Trust”)

Supplement to the Prospectus and Statement of Additional Information

Each Dated December 19, 2018

The Prospectus dated December 19, 2018, of the Fuller & Thaler Behavioral Small-Cap Equity Fund, the Fuller & Thaler Behavioral Small-Cap Growth Fund, the Fuller & Thaler Behavioral Mid-Cap Value Fund, the Fuller & Thaler Behavioral Unconstrained Equity Fund, the Fuller & Thaler Behavioral Small-Mid Core Equity Fund, and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (collectively, the “Funds”) is hereby amended to reflect the updated information that follows.

The language below is added to the sub-section for Institutional Shares in the section titled “Classes of Shares” on page 79 of the Funds’ Prospectus.

Institutional Shares

•	Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

The language below is hereby amended in Appendix A to the Funds’ Prospectus (emphasis added to denote change).

Appendix A

Fund Purchases through Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Raymond James affiliates (“Raymond James”)

The Statement of Additional Information (“SAI”) dated December 19, 2018, of the Funds is hereby amended to reflect the updated information that follows.

Effective May 3, 2019, Mr. Martin R. Dean was appointed Interim Chief Compliance Officer of the Trust. Accordingly, the table titled “Officers” in the section titled “Trustees and Officers” should be updated to reflect Mr. Dean’s information, in place of Mr. Brandon Kipp’s information, on page 50 of the SAI as detailed below.

TRUSTEES AND OFFICERS

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean Age: 55 INTERIM CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); Chief Compliance Officer, Dupree Mutual Funds (since August 2017); Interim Chief Compliance Officer, Valued Advisers Trust (since May 2019); and Chief Compliance Officer, Fenimore Asset Management Trust (since May 2019).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013).

Further Information

For further information, please contact the Funds toll-free at 1-888-912-4562. You may also obtain additional copies of the Funds’ Summary Prospectuses, Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.fullerthalerfunds.com.

May 17, 2019

Guardian Dividend Growth Fund

Class I – DIVGX

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Statement of Additional Information dated April 16, 2019

The Statement of Additional Information (“SAI”) dated April 16, 2019, of the Guardian Dividend Growth Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Effective May 3, 2019, Mr. Martin R. Dean was appointed Interim Chief Compliance Officer of the Trust. Accordingly, the table titled “Officers” in the section titled “Trustees and Officers” should be updated to reflect Mr. Dean’s information, in place of Mr. Brandon Kipp’s information, on page 26 of the SAI as detailed below.

TRUSTEES AND OFFICERS

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean Age: 55 INTERIM CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); Chief Compliance Officer, Dupree Mutual Funds (since August 2017); Interim Chief Compliance Officer, Valued Advisers Trust (since May 2019); and Chief Compliance Officer, Fenimore Asset Management Trust (since May 2019).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013).

Further Information

For further information, please contact the Fund toll-free at 1-800-968-2295. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.guardiancapitalfunds.com.

Investors Should Retain this Supplement for Future Reference.

May 17, 2019

Hedeker Strategic Appreciation Fund

Institutional Shares – SAFFX

A series of the Capitol Series Trust (the “Trust”)

Supplement to the Statement of Additional Information dated December 31, 2018

The Statement of Additional Information (“SAI”) dated December 31, 2018, of the Hedeker Strategic Appreciation Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Effective May 3, 2019, Mr. Martin R. Dean was appointed Interim Chief Compliance Officer of the Trust. Accordingly, the table titled “Officers” in the section titled “Trustees and Officers” should be updated to reflect Mr. Dean’s information, in place of Mr. Brandon Kipp’s information, on page 40 of the SAI as detailed below.

TRUSTEES AND OFFICERS

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean Age: 55 INTERIM CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); Chief Compliance Officer, Dupree Mutual Funds (since August 2017); Interim Chief Compliance Officer, Valued Advisers Trust (since May 2019); and Chief Compliance Officer, Fenimore Asset Management Trust (since May 2019).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013).

Further Information

For further information, please contact the Fund toll-free at (800) 657-4450. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.hedekerwealth.com.

Investors Should Retain this Supplement for Future Reference.

May 17, 2019

Meritage Growth Equity Fund

Institutional Shares – MPGIX

Investor Shares – MPGEX

Meritage Value Equity Fund

Institutional Shares – MVEBX

Meritage Yield-Focus Equity Fund

Institutional Shares – MPYIX

Investor Shares – MPYEX

Each a series of the Capitol Series Trust (the “Trust”)

Supplement to the Statement of Additional Information dated December 31, 2018

The Statement of Additional Information (“SAI”) dated December 31, 2018, of the Meritage Growth Equity Fund, the Meritage Value Equity Fund, and the Meritage Yield-Focus Equity Fund (collectively, the “Funds”) is hereby amended to reflect the updated information that follows.

Effective May 3, 2019, Mr. Martin R. Dean was appointed Interim Chief Compliance Officer of the Trust. Accordingly, the table titled “Officers” in the section titled “Trustees and Officers” should be updated to reflect Mr. Dean’s information, in place of Mr. Brandon Kipp’s information, on page 17 of the SAI as detailed below.

TRUSTEES AND OFFICERS

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean Age: 55 INTERIM CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); Chief Compliance Officer, Dupree Mutual Funds (since August 2017); Interim Chief Compliance Officer, Valued Advisers Trust (since May 2019); and Chief Compliance Officer, Fenimore Asset Management Trust (since May 2019).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013).

1

Further Information

For further information, please contact the Funds toll-free at (855) 261-0104. You may also obtain additional copies of the Funds’ Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.meritageportfoliofunds.com.

Investors Should Retain this Supplement for Future Reference.

2

May 17, 2019

PRESERVER ALTERNATIVE OPPORTUNITIES FUND

Institutional Shares (PAOIX)

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Statement of Additional Information dated December 31, 2018

The Statement of Additional Information (“SAI”) dated December 31, 2018, of the Preserver Alternative Opportunities Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Effective May 3, 2019, Mr. Martin R. Dean was appointed Interim Chief Compliance Officer of the Trust. Accordingly, the table titled “Officers” in the section titled “Trustees and Officers” should be updated to reflect Mr. Dean’s information, in place of Mr. Brandon Kipp’s information, on page 35 of the SAI as detailed below.

TRUSTEES AND OFFICERS

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean Age: 55 INTERIM CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); Chief Compliance Officer, Dupree Mutual Funds (since August 2017); Interim Chief Compliance Officer, Valued Advisers Trust (since May 2019); and Chief Compliance Officer, Fenimore Asset Management Trust (since May 2019).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013).

Further Information

For further information, please contact the Fund toll-free at (844) 838-2119. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.preserverfunds.com.

Investors Should Retain this Supplement for Future Reference.

May 17, 2019

REYNDERS, MCVEIGH CORE EQUITY FUND

Institutional Shares (ESGEX)

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Statement of Additional Information dated December 9, 2018

The Statement of Additional Information (“SAI”) dated December 9, 2018, of the Reynders, McVeigh Core Equity Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Effective May 3, 2019, Mr. Martin R. Dean was appointed Interim Chief Compliance Officer of the Trust. Accordingly, the table titled “Officers” in the section titled “Trustees and Officers” should be updated to reflect Mr. Dean’s information, in place of Mr. Brandon Kipp’s information, on page 46 of the SAI as detailed below.

TRUSTEES AND OFFICERS

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Martin R. Dean Age: 55 INTERIM CHIEF COMPLIANCE OFFICER Began Serving: May 2019

Principal Occupation(s): Vice President, Director of Fund Compliance, Ultimus Fund Solutions, LLC (since January 2016), Chief Compliance Officer, First Western Funds Trust (since April 2016); Chief Compliance Officer, Cross Shore Discovery Fund (since June 2016); Chief Compliance Officer, FSI Low Beta Absolute Return Fund (since November 2016); Chief Compliance Officer, Peachtree Alternative Strategies Fund (since January 2017); Chief Compliance Officer, Dupree Mutual Funds (since August 2017); Interim Chief Compliance Officer, Valued Advisers Trust (since May 2019); and Chief Compliance Officer, Fenimore Asset Management Trust (since May 2019).

Previous Position(s): Senior Vice President and Compliance Group Manager, Huntington Asset Services, Inc. (July 2013 to December 2015); Director of Fund Accounting and Fund Administration Product, Citi Fund Services (January 2008 to June 2013).

Further Information

For further information, please contact the Fund toll-free at 1-800-950-6868. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.ReyndersMcVeighFunds.com.

Investors should retain this Supplement for future reference.